                             STATE STREET NAVIGATOR
                             SECURITIES LENDING PRIME PORTFOLIO
                             SEMI-ANNUAL REPORT
                             JUNE 30, 2000

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT AS OF JUNE 30, 2000

MANAGEMENT DISCUSSION AND ANALYSIS


State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. The Fund's objective is to provide liquidity and preserve capital while offering a competitive return.

Gross Domestic Product (GDP) logged an impressive 5.4% during the first quarter of 2000 after 7.3% growth for the fourth quarter of 1999. Evidence shows that Y2K inventory and generous liquidity provisions sponsored by the Federal Reserve supported this astounding performance. (The surplus of liquidity loosened monetary policy when tight labor markets and excess demand called for tightening.) For the first two quarters of 2000, while consumer demand stayed steady and inflation continued on an upward rise, Federal Reserve policymakers embarked on an aggressive tightening campaign to slow U.S. growth. By the end of the second quarter, the Fed had raised interest rates by 100 basis points. As Y2K liquidity reserves unwound and the effects of tighter monetary policy set in, analysts expected a more moderate 3.5% growth rate for second quarter GDP. Looking forward, softer growth (combined with the latest rounds of economic data) should ease inflationary concerns of policymakers, as seen by slowdowns in new home sales, mortgage applications, durable goods orders and employment growth. We are hesitant to conclude that the FOMC is finished or near finished with its tightening campaign and look forward to future data and signs that the economy is cooling down.

The investment strategy throughout the second quarter was to take advantage of any back up in interest rates by extending in one year while maintaining liquidity. The anticipation of interest rate increases caused the yield curve to steepen, creating an opportunity to gain yield and extend the average maturity of the Fund. Although we looked for opportunities to extend, volatility in the NASDAQ caused substantial cash swings throughout the quarter and liquidity became our biggest obstacle. With liquidity in mind, we purchased securities laddered in one to three months. At the beginning of the second quarter, the portfolio's average maturity stood at 67 days and at the end of the second quarter, stood at 66 days. Due to a lack of issuance in floating-rate notes, the percentage of floaters decreased to approximately 17% of the portfolio. The lack of issuance in 13 months was due to a change in league table writing standards.

We will continue to manage the Fund to meet its objectives of offering competitive returns, adequate liquidity and a stable net asset value.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY          PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE              AMOUNT               COST+
           -------------------                     ---------    ---------         ----------          ---------
    COMMERCIAL PAPER -- 23.32%
    ASSET BACKED SECURITIES DIVERSIFIED -- 9.13%
       Ciesco LP                                      6.380%     07/17/2000        $ 52,000,000       $ 51,852,551
       Ciesco LP                                      6.550%     08/01/2000          32,000,000         31,819,511
       Ciesco LP                                      6.570%     08/09/2000          32,000,000         31,772,240
       Corporate Asset Funding Corp.                  6.400%     07/07/2000          50,000,000         49,946,667
       Corporate Asset Funding Corp.                  6.570%     07/14/2000          75,000,000         74,822,062
       Corporate Asset Funding Corp.                  6.380%     07/17/2000          60,000,000         59,829,867
       Corporate Asset Funding Corp.                  6.620%     08/21/2000          85,000,000         84,202,842
       Delaware Funding Corp.                         6.580%     07/25/2000          40,000,000         39,824,533
       Delaware Funding Corp.                         6.580%     07/26/2000          55,013,000         54,761,621
       Delaware Funding Corp.                         6.540%     07/28/2000          50,714,000         50,465,248
       Delaware Funding Corp.                         6.650%     08/04/2000          50,000,000         49,685,972
       Delaware Funding Corp.                         6.650%     08/15/2000          20,177,000         20,009,279
       Edison Asset Securitization                    6.560%     07/12/2000          70,000,000         69,859,689
       Edison Asset Securitization                    6.550%     08/01/2000          50,000,000         49,717,986
       Edison Asset Securitization                    6.580%     08/01/2000          50,000,000         49,716,695
       Edison Asset Securitization                    6.680%     08/29/2000          50,000,000         49,452,611
       Edison Asset Securitization                    6.700%     08/30/2000          63,000,000         62,296,500
       Edison Asset Securitization                    6.600%     09/05/2000          78,675,000         77,723,032
       Edison Asset Securitization                    6.600%     09/22/2000          50,000,000         49,239,167
       Falcon Asset Securitization                    6.580%     07/20/2000         149,000,000        148,482,556
       Falcon Asset Securitization                    6.560%     07/28/2000          62,980,000         62,670,138
       Falcon Asset Securitization                    6.560%     07/31/2000          40,000,000         39,781,333
       Falcon Asset Securitization                    6.610%     09/15/2000          30,000,000         29,581,367
       Old Line Funding Corp.                         6.570%     07/07/2000          41,823,000         41,777,204
       Park Avenue Receivables Corp.                  6.550%     07/13/2000         165,000,000        164,639,750
       Park Avenue Receivables Corp.                  6.590%     07/24/2000          50,000,000         49,789,486
       Preferred Receivables Funding Corp.            6.550%     07/20/2000          25,000,000         24,913,577
       Preferred Receivables Funding Corp.            6.550%     07/27/2000          26,700,000         26,573,694
       Preferred Receivables Funding Corp.            6.560%     07/27/2000          75,000,000         74,644,667
       Preferred Receivables Funding Corp.            6.600%     09/07/2000          40,000,000         39,501,333
                                                                                                 -----------------
                                                                                                     1,709,353,178
                                                                                                 -----------------

    AUTOMOTIVE -- 0.94%
       Daimlerchrysler NA                             6.630%     08/23/2000         115,000,000        113,877,504
       Daimlerchrysler NA                             6.680%     09/01/2000          63,000,000         62,275,220
                                                                                                 -----------------
                                                                                                       176,152,724
                                                                                                 -----------------

    BANK FOREIGN -- 5.37%
       ABN-AMRO Bank                                  6.607%     09/29/2000         125,000,000        122,935,312
       Commonwealth Bank Australia                    6.640%     08/22/2000          75,000,000         74,280,667
       Den Danske Corp.                               6.585%     09/25/2000         100,000,000         98,426,917
       Deutsche Bank AG                               6.600%     09/07/2000         100,000,000         98,753,333
       Dexia CLF Finance Co.                          6.210%     07/14/2000          49,000,000         48,890,118
       Dexia CLF Finance Co.                          6.590%     09/20/2000          55,000,000         54,184,487
       National Australia Bank Ltd.                   6.580%     09/22/2000          75,000,000         73,862,208
       Nordbanken North America, Inc.                 6.225%     07/31/2000         100,000,000         99,481,250

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
    ---------------------------------------------------------------------------------------------------------
    COMMERCIAL PAPER (CONTINUED)
    BANK FOREIGN (CONTINUED)
       Swedbank, Inc.                                 6.650%     08/16/2000        $ 55,000,000      $  54,532,653
       Swedbank, Inc.                                 6.600%     09/05/2000          50,000,000         49,395,000
       UBS Finance, Inc.                              6.740%     07/05/2000         100,000,000         99,925,111
       Woolwich Building Society                      6.690%     12/11/2000          50,000,000         48,485,458
       Woolwich Building Society                      6.680%     12/12/2000          35,000,000         33,934,911
       Woolwich Building Society                      6.690%     12/12/2000          50,000,000         48,476,167
                                                                                                 -----------------
                                                                                                     1,005,563,592
                                                                                                 -----------------

    BANK MULTINATIONAL -- 0.66%
       Morgan J P & Co., Inc.                         6.560%     08/10/2000          50,000,000         49,635,556
       Morgan J P & Co., Inc.                         6.580%     09/08/2000          75,000,000         74,054,125
                                                                                                 -----------------
                                                                                                       123,689,681
                                                                                                 -----------------

    BANK REGIONAL -- 1.33%
       Bank of New York                               6.686%     08/30/2000          50,000,000         49,442,833
       Bank of New York                               6.600%     09/14/2000          25,000,000         24,656,250
       Bank of New York                               6.610%     09/25/2000          25,000,000         24,605,236
       SunTrust Banks, Inc.                           6.700%     09/06/2000         150,000,000        150,000,000
                                                                                                 -----------------
                                                                                                       248,704,319
                                                                                                 -----------------

    FINANCE CAPTIVE -- 0.37%
       Unilever Capital Corp.                         6.560%     08/08/2000          70,000,000         69,515,289
                                                                                                 -----------------

    FINANCE NON-CAPTIVE DIVERSIFIED --  3.56%
       General Electric Capital Corp.                 6.390%     07/11/2000         150,000,000        149,733,750
       General Electric Capital Corp.                 6.620%     08/18/2000          75,000,000         74,338,000
       General Electric Capital Corp.                 6.580%     09/07/2000         150,000,000        148,135,667
       General Electric Capital Corp.                 6.580%     09/11/2000          75,000,000         74,013,000
       General Electric Capital Corp.                 6.570%     09/14/2000          75,000,000         73,973,438
       General Electric Capital Corp.                 6.620%     10/10/2000          50,000,000         49,071,361
       General Electric Capital Corp.                 6.630%     10/27/2000         100,000,000         97,826,833
                                                                                                 -----------------
                                                                                                       667,092,049
                                                                                                 -----------------

    INSURANCE -- 0.60%
       Aegon Funding Corp.                            6.530%     08/07/2000          50,000,000         49,664,430
       Aegon Funding Corp.                            6.640%     08/17/2000          62,000,000         61,462,529
                                                                                                 -----------------
                                                                                                       111,126,959
                                                                                                 -----------------

    PHARMACEUTICALS -- 1.36%
       Glaxo Wellcome Plc                             6.550%     08/09/2000         150,000,000        148,935,625
       Glaxo Wellcome Plc                             6.570%     09/05/2000         106,915,000        105,627,209
                                                                                                 -----------------
                                                                                                       254,562,834
                                                                                                 -----------------

    TOTAL COMMERCIAL PAPER                                                                           4,365,760,625
                                                                                                 -----------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
           -------------------                     ---------    ---------      ----------          ---------
    CERTIFICATES OF DEPOSIT -- 32.09%
    BANK FOREIGN -- 29.97%
       Abbey National Treasury Services               7.260%     05/09/2001       $  75,000,000      $  75,000,000
       Abbey National Treasury Services               7.330%     05/16/2001          75,000,000         75,000,000
       Abbey National Treasury Services               7.420%     05/21/2001         125,000,000        125,000,000
       Abbey National Treasury Services               6.700%     09/12/2000         100,000,000        100,000,000
       Australia & New Zealand Banking                6.295%     07/27/2000         130,000,000        130,000,000
       Australia & New Zealand Banking                7.177%     05/08/2001          65,000,000         64,985,609
       Banco Bilboa Vizcaya, New York                 6.750%     08/21/2000         100,000,000        100,000,000
       Banco Bilboa Vizcaya, New York                 6.720%     09/12/2000         100,000,000        100,000,000
       Bank of Nova Scotia                            5.900%     08/07/2000          25,000,000         24,998,789
       Bank of Nova Scotia                            6.690%     09/21/2000         100,000,000        100,000,000
       Bank of Nova Scotia                            6.550%     01/16/2001          50,000,000         49,987,054
       Bank of Nova Scotia                            6.550%     01/24/2001          40,000,000         39,989,223
       Bank of Nova Scotia (a)                        6.575%     02/28/2001         145,000,000        144,953,069
       Bank of Nova Scotia (a)                        6.551%     03/01/2001          80,000,000         79,973,791
       Bank of Scotland                               6.705%     09/18/2000         125,000,000        125,001,348
       Bank of Scotland                               6.930%     12/13/2000         100,000,000        100,000,000
       Bank of Scotland (a)                           6.665%     03/23/2001          50,000,000         49,982,252
       Bank of Scotland                               7.340%     05/16/2001          50,000,000         50,000,000
       Barclays Bank Plc                              5.800%     07/28/2000          35,000,000         35,000,000
       Bayerische Vereinsbank                         5.900%     08/07/2000         100,000,000         99,995,156
       Canadian Imperial Bank Commerce (a)            6.720%     09/27/2000         100,000,000        100,000,000
       Canadian Imperial Bank Commerce (a)            7.070%     05/03/2001         125,000,000        124,970,265
       Commerzbank AG                                 6.310%     08/22/2000         100,000,000        100,001,400
       Commerzbank AG                                 6.510%     12/11/2000          35,000,000         35,001,509
       Commerzbank AG                                 6.530%     01/25/2001         100,000,000         99,972,922
       Commerzbank AG                                 6.700%     02/12/2001         200,000,000        199,941,264
       Commerzbank AG (a)                             6.560%     02/16/2001         250,000,000        249,923,098
       Commerzbank AG                                 6.700%     02/20/2001         200,000,000        199,939,196
       Deutsche Bank AG                               6.700%     09/22/2000         100,000,000        100,000,000
       Deutsche Bank AG (a)                           6.571%     12/13/2000         125,000,000        124,949,283
       Deutsche Bank AG                               6.550%     01/16/2001         100,000,000         99,974,108
       Deutsche Bank AG                               6.750%     02/22/2001         150,000,000        149,954,013
       Dresdner Bank AG                               6.550%     08/07/2000         100,000,000        100,000,000
       Dresdner Bank AG                               6.720%     09/07/2000         100,000,000        100,003,482
       Dresdner Bank AG                               6.720%     09/11/2000         100,000,000        100,001,966
       Halifax Group Plc                              6.720%     09/13/2000         200,000,000        200,000,000
       ING Bank Amsterdam                             6.250%     07/31/2000          40,000,000         39,995,564
       ING Bank Amsterdam                             6.705%     09/08/2000         185,000,000        185,001,743
       National Australia Bank Ltd.                   6.900%     12/06/2000          50,000,000         50,001,561
       National Australia Bank Ltd.                   6.905%     12/12/2000         100,000,000        100,002,200
       Rabobank Nederland                             6.550%     08/07/2000         150,000,000        150,000,000
       Royal Bank Canada                              6.550%     01/22/2001          36,000,000         35,990,398
       Royal Bank of Scotland                         6.620%     08/08/2000          50,000,000         50,000,000
       Royal Bank of Scotland                         6.620%     08/22/2000         100,000,000        100,000,000
       Royal Bank of Scotland                         6.805%     09/05/2000         100,000,000        100,000,000
       Royal Bank of Scotland                         6.815%     09/05/2000         100,000,000        100,001,801
       Royal Bank of Scotland                         6.720%     09/12/2000          50,000,000         50,000,000

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
           -------------------                     ---------    ---------      ----------          ---------

    CERTIFICATES OF DEPOSIT (CONTINUED)
    BANK FOREIGN (CONTINUED)
       Svenska Handelsbanken, Inc.                    6.710%     03/15/2001        $ 75,000,000       $ 74,979,954
       Svenska Handelsbanken, Inc.                    6.930%     05/02/2001          25,000,000         24,996,043
       Svenska Handelsbanken, Inc.                    7.000%     05/02/2001          25,000,000         24,996,045
       Toronto Dominion Bank                          6.910%     12/27/2000          90,000,000         90,000,000
       Toronto Dominion Bank                          7.230%     05/15/2001          73,000,000         72,993,993
       UBS AG                                         6.100%     11/27/2000          75,000,000         74,979,564
       UBS AG                                         6.240%     12/06/2000         100,000,000         99,969,069
       UBS AG                                         6.500%     01/08/2001         150,000,000        149,962,705
       Unibank AS                                     6.750%     08/18/2000         100,000,000        100,000,000
       Unibank AS                                     6.690%     09/21/2000         150,000,000        150,000,000
       WESTPAC Banking Corp.                          6.710%     02/09/2001          33,000,000         32,989,481
                                                                                                 -----------------
                                                                                                     5,611,358,918
                                                                                                 -----------------

    BANK REGIONAL -- 2.12%
       First Tennessee Bank NA                        6.720%     09/07/2000          75,000,000         75,000,000
       First Tennessee Bank NA                        6.750%     02/26/2001          97,000,000         96,963,725
       Firstar Bank Milwaukee                         6.580%     07/17/2000          75,000,000         75,000,000
       Firstar Bank Milwaukee                         6.710%     09/29/2000         150,000,000        150,000,000
                                                                                                 -----------------
                                                                                                       396,963,725
                                                                                                 -----------------

    TOTAL CERTIFICATES OF DEPOSIT                                                                    6,008,322,643
                                                                                                 -----------------

    CORPORATE OBLIGATIONS -- 10.01%
    AUTOMOTIVE -- 1.42%
       Daimlerchrysler NA (a)                         6.534%     07/06/2000         150,000,000        149,997,329
       Daimlerchrysler NA                             6.680%     02/07/2001          46,000,000         45,981,502
       Daimlerchrysler NA (a)                         6.689%     02/22/2001          35,000,000         34,983,931
       Daimlerchrysler NA (a)                         6.850%     03/12/2001          35,000,000         35,025,858
                                                                                                 -----------------
                                                                                                       265,988,620
                                                                                                 -----------------

    BANK FOREIGN -- 0.27%
       Australia & New Zealand Banking (a)            6.776%     06/01/2001          50,000,000         49,995,423
                                                                                                 -----------------

    BANK MULTINATIONAL -- 1.31%
       Chase Manhattan Corp. (a)                      7.010%     11/17/2000          25,000,000         25,028,317
       Chase Manhattan Corp. (a)                      6.375%     04/30/2001          25,000,000         25,003,797
       Citigroup Inc. (a)                             6.623%     04/04/2001         195,000,000        195,000,000
                                                                                                 -----------------
                                                                                                       245,032,114
                                                                                                 -----------------

    BANK REGIONAL -- 3.27%
       Bank One Corp. (a)                             6.870%     10/06/2000         150,000,000        149,981,422
       NationsBank Corp. (a)                          6.825%     09/29/2000         122,070,000        122,101,101
       NationsBank Corp. (a)                          6.340%     10/05/2000         140,000,000        140,031,171
       Wells Fargo & Company (a)                      6.761%     07/24/2001         200,000,000        199,920,044
                                                                                                 -----------------
                                                                                                       612,033,738
                                                                                                 -----------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
           -------------------                     ---------    ---------      ----------          ---------
    CORPORATE OBLIGATIONS (CONTINUED)
    FINANCE CAPTIVE -- 2.57%
       BMW US Capital Corp. (a) (b)                   6.823%     06/04/2001       $ 145,000,000      $ 145,000,000
       Diageo Capital Plc (a)                         6.649%     08/10/2000         140,000,000        139,987,759
       Ford Motor Credit Company (a)                  6.769%     11/22/2000          60,000,000         59,988,454
       Ford Motor Credit Company (a)                  7.042%     03/21/2001          48,000,000         48,115,186
       Ford Motor Credit Company (a)                  6.451%     07/16/2001          50,000,000         50,085,026
       General Motors Acceptance Corp. (a)            6.253%     07/20/2000          37,500,000         37,499,022
                                                                                                 -----------------
                                                                                                       480,675,447
                                                                                                 -----------------

    FINANCE NON-CAPTIVE DIVERSIFIED -- 0.51%
       General Electric Capital Corp.                 7.380%     05/23/2001          40,000,000         40,000,000
       Household Finance Corp.                        5.678%     07/07/2000          55,000,000         54,999,558
                                                                                                 -----------------
                                                                                                        94,999,558
                                                                                                 -----------------

    TECHNOLOGY -- 0.13%
       Xerox Corp.                                    5.635%     07/14/2000          25,000,000         24,999,187
                                                                                                 -----------------

    TELECOMMUNICATIONS -- 0.53%
       AT&T Corp. (a)                                 6.683%     08/07/2000         100,000,000        100,000,000
                                                                                                 -----------------

    TOTAL CORPORATE OBLIGATIONS                                                                      1,873,724,087
                                                                                                 -----------------

    BANK NOTES -- 8.66%
    BANK FOREIGN -- 0.41%
       WESTPAC Banking Corp.                          5.990%     09/18/2000          27,000,000         26,939,730
       WESTPAC Banking Corp.                          6.830%     04/27/2001          50,000,000         49,992,208
                                                                                                 -----------------
                                                                                                        76,931,938
                                                                                                 -----------------

    BANK REGIONAL -- 8.25%
       Bank of New York                               6.070%     11/20/2000          50,000,000         49,987,008
       BankAmerica NA                                 6.770%     08/23/2000         100,000,000        100,000,000
       BankAmerica NA                                 6.800%     09/01/2000         100,000,000        100,000,000
       BankAmerica NA (a)                             6.650%     06/06/2001          75,000,000         74,986,517
       Comerica Bank (Detroit, Michigan) (a)          6.701%     09/25/2000          25,000,000         24,999,980
       Comerica Bank (Detroit, Michigan) (a)          6.639%     11/20/2000          90,000,000         89,986,767
       Comerica Bank (Detroit, Michigan) (a)          6.631%     11/24/2000          60,000,000         59,990,592
       First Union National Bank (a)                  6.375%     07/28/2000          40,000,000         40,000,000
       First Union National Bank (a)                  6.830%     08/31/2000         100,000,000        100,000,000
       First Union National Bank (a)                  6.802%     09/01/2000          50,000,000         49,999,794
       Key Bank NA                                    5.670%     07/17/2000          62,500,000         62,498,687
       Key Bank NA (a)                                6.351%     08/01/2000          30,000,000         29,998,532
       Key Bank NA (a)                                6.823%     09/07/2000         150,000,000        149,986,361
       Marshall & Ilsley                              6.070%     09/28/2000          50,000,000         50,000,000
       National City Bank                             6.550%     01/22/2001          60,000,000         59,983,996
       PNC Bank NA (a)                                6.551%     02/26/2001          80,000,000         79,969,186
       PNC Bank NA (a)                                6.570%     03/23/2001         125,000,000        124,955,540
       PNC Bank NA (a)                                6.609%     05/25/2001          60,000,000         59,996,177
       US Bank, NA (a)                                6.609%     11/20/2000          50,000,000         49,988,555

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
           -------------------                     ---------    ---------      ----------          ---------
    BANK NOTES (CONTINUED)
    BANK REGIONAL (CONTINUED
       US Bank, NA (a)                                6.609%     11/30/2000       $  96,000,000     $   95,974,832
       US Bank, NA (a)                                6.728%     12/20/2000          15,000,000         15,003,026
       US Bank, NA (a)                                6.670%     05/24/2001          75,000,000         75,000,000
                                                                                                 -----------------
                                                                                                     1,543,305,550
                                                                                                 -----------------

    TOTAL BANK NOTES                                                                                 1,620,237,488
                                                                                                 -----------------

    TIME DEPOSITS -- 13.79%
    BANK FOREIGN -- 1.07%
       Bayerische Vereinsbank                         7.000%     07/03/2000         200,000,000        200,000,000
                                                                                                 -----------------

    BANK REGIONAL -- 12.72%
       Branch Bank & Trust Company                    7.000%     07/03/2000         500,000,000        500,000,000
       Fifth Third Bank                               7.000%     07/03/2000         400,000,000        400,000,000
       Harris Trust & Savings Bank                    7.000%     07/03/2000         300,000,000        300,000,000
       Marshall & Ilsley                              7.000%     07/03/2000         181,272,000        181,272,000
       Norwest Bank                                   7.000%     07/03/2000         400,000,000        400,000,000
       SunTrust Banks                                 7.000%     07/03/2000         600,000,000        600,000,000
                                                                                                 -----------------
                                                                                                     2,381,272,000
                                                                                                 -----------------

    TOTAL TIME DEPOSITS                                                                              2,581,272,000
                                                                                                 -----------------

    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.56%
       Federal Home Loan Mortgage                     6.080%     07/13/2000          75,000,000         74,848,000
       Federal Home Loan Mortgage                     6.090%     07/20/2000         100,000,000         99,678,583
       Federal Home Loan Mortgage                     6.200%     07/27/2000          52,104,000         51,870,690
       Federal National Mortgage Association          6.080%     07/13/2000         117,160,000        116,922,556
       Federal National Mortgage Association          6.140%     07/27/2000         150,000,000        149,334,833
       Federal National Mortgage Association          6.145%     07/27/2000          50,000,000         49,778,097
       Federal National Mortgage Association          6.150%     07/27/2000         125,000,000        124,444,792
                                                                                                 -----------------

    TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                       666,877,551
                                                                                                 -----------------

See Notes to Financial Statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2000 (UNAUDITED)

           NAME OF ISSUER                          INTEREST     MATURITY       PRINCIPAL           AMORTIZED
           AND TITLE OF ISSUE                        RATE         DATE           AMOUNT               COST+
    --------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENT -- 8.01%
       Goldman Sachs, 6.880% due 07/03/2000,
       (collateralized by various U.S.
       Government Agency Obligations, due
       06/01/2003-10/01/2025, valued at
       $1,530,000,000)                                6.880%     07/03/2000     $ 1,500,000,000    $ 1,500,000,000

             TOTAL INVESTMENTS -- 99.44%                                                            18,616,194,394
             OTHER ASSETS LESS LIABILITIES -- 0.56%                                                    105,018,830
                                                                                                 -----------------
             NET ASSETS -- 100.00%                                                                $ 18,721,213,224
                                                                                                 =================

a)  Floating Rate Note - Interest rate shown is rate in effect at June 30,
    2000.
b) Pursuant to Rule 144A of the Securities Act of 1933, this security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, this security amounted to $145,000,000 or 0.77% of the Fund's net assets.
+   See Notes to Financial Statements.


See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at amortized cost..........................................           $ 18,616,194,394
Cash .................................................................................                        129
Interest receivable...................................................................                108,832,521
Deferred organization expense.........................................................                     34,015
Prepaid insurance.....................................................................                     76,202
                                                                                                 ----------------
     Total Assets.....................................................................             18,725,137,261
                                                                                                 ----------------

LIABILITIES:
Dividend payable......................................................................                  3,456,804
Advisory fee payable..................................................................                    266,776
Administration fee payable............................................................                     86,719
Custodian fee payable.................................................................                     54,397
Transfer agent fee payable............................................................                     23,029
Other accrued expenses and liabilities................................................                     36,312
                                                                                                 ----------------
     Total Liabilities................................................................                  3,924,037
                                                                                                 ----------------

NET ASSETS............................................................................           $ 18,721,213,224
                                                                                                 ================
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
     18,721,324,136 shares issued and outstanding.....................................           $     18,721,324
Capital paid in excess of par.........................................................             18,702,602,812
Accumulated net realized loss on investments..........................................                   (110,912)
                                                                                                 ----------------
NET ASSETS............................................................................            $18,721,213,224
                                                                                                  ===============

Net asset value, offering, and redemption price per share.............................           $           1.00
                                                                                                 ================

See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest..............................................................................           $    534,384,362
                                                                                                 ----------------
EXPENSES:
Advisory fee..........................................................................                  1,505,055
Administration fee....................................................................                    497,147
Custodian fee.........................................................................                    166,415
Transfer agent fee....................................................................                     72,544
Insurance expense.....................................................................                     47,310
Trustees fees.........................................................................                     33,203
Amortization of organization expenses.................................................                     19,527
Audit fee.............................................................................                     10,244
Legal fee.............................................................................                      8,003
Miscellaneous expense.................................................................                     18,333
                                                                                                 ----------------
     Total expenses...................................................................                  2,377,781
                                                                                                 ----------------

Net investment income.................................................................                532,006,581
                                                                                                 ----------------
NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investments......................................................                   (111,038)
                                                                                                 ----------------

Net increase in net assets resulting from operations..................................           $    531,895,543
                                                                                                 ================

See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2000        YEAR ENDED
                                                                                (UNAUDITED)      DECEMBER 31, 1999
                                                                            ------------------   -----------------
FROM OPERATIONS:
Net investment income..................................................    $      532,006,581   $     517,613,478
Net realized gain (loss) on investments................................              (111,038)                  -
                                                                           ------------------   -----------------
Net increase in net assets resulting from operations...................           531,895,543         517,613,478
                                                                           ------------------   -----------------
DISTRIBUTIONS FROM:
Net investment income..................................................          (532,006,581)       (517,613,478)
                                                                           ------------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold..............................................        75,227,397,933      79,518,731,855
Cost of redemptions....................................................       (68,675,966,397)    (74,141,126,449)
                                                                           ------------------   -----------------

Net increase in net assets from Fund share transactions................         6,551,431,536       5,377,605,406
                                                                           ------------------   -----------------

Net increase in net assets.............................................         6,551,320,498       5,377,605,406

NET ASSETS:
Beginning of period....................................................        12,169,892,726       6,792,287,320
                                                                           ------------------   -----------------

End of period..........................................................    $   18,721,213,224   $  12,169,892,726
                                                                           ==================   =================

See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------------
                                       SIX                                                                  FOR THE PERIOD
                                  MONTHS ENDED                                                               MAY 15, 1996*
                                  JUNE 30, 2000       YEAR ENDED        YEAR ENDED         YEAR ENDED           THROUGH
                                   (UNAUDITED)     DECEMBER 31, 1999  DECEMBER 31, 1998  DECEMBER 31, 1997  DECEMBER 31, 1996
                                   -----------     -----------------  -----------------  -----------------  -----------------
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning
   of period.................      $    1.0000        $    1.0000        $  1.0000        $   1.0000         $    1.0000
                                   -----------        -----------        ---------        ----------         -----------
    Net investment income....           0.0306             0.0519           0.0556            0.0560              0.0342
    Distributions from net
       investment income.....          (0.0306)           (0.0519)         (0.0556)          (0.0560)            (0.0342)
                                   -----------        -----------        ---------        ----------         -----------
Net increase from
    investment operations....           0.0000             0.0000           0.0000            0.0000              0.0000
                                   -----------        -----------        ---------        ----------         -----------

Net asset value,
    end of period............     $     1.0000        $    1.0000        $  1.0000        $   1.0000         $    1.0000
                                  ============        ===========        =========        ==========         ===========

TOTAL INVESTMENT
     RETURN (a)..............           3.10%              5.32%            5.70%             5.75%               3.47%

RATIOS AND SUPPLEMENTAL
     DATA:
Ratio of expenses to average
    net assets...............           0.03%(b)           0.03%            0.03%             0.04%              0.06%(b)(c)
Ratio of net investment income
    to average net assets....           6.19%(b)           5.22%            5.56%             5.62%              5.47%(b)(c)
Net assets, end of period
    (in millions)............         $18,721           $12,170           $6,792            $5,591             $2,878

*     Commencement of investment operations.

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.
(b)   Annualized.
(c) Net of administration waiver of expenses, amounting to less than 0.001% of net assets for the period.

See Notes to Financial Statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND FUND DESCRIPTION
State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios:
State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company. The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: Investments are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, State Street Global Advisors, a division of State Street Bank and Trust Company.

ORGANIZATION EXPENSES: The Fund bears all costs in connection with its organization. All such costs are being amortized using the straight line method over a period of five years from commencement of the Fund's operations.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains and excise tax on income and capital gains.

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  FEES AND COMPENSATION PAID TO AFFILIATES
State Street Bank and Trust Company serves as the Fund's Adviser, Administrator, Custodian and Transfer Agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund pays an advisory fee at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee equal to .035% of the Fund's average daily net assets up to $300 million, .020% of the next $300 million and .005% in excess of $600 million, subject to certain minimum requirements.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee equal to $30,000 plus a custodian fee equal to .0025% of the Fund's average daily net assets up to $1 billion, .0020% on the next $9 billion, and .0015% in excess of $10 billion, plus transaction costs.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays a monthly fee of $2,500 plus transaction costs.

4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of the Fund's Investment Adviser or Administrator $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.  BENEFICIAL INTEREST
At June 30, 2000, there was one shareholder who owned over 5% of the Fund's outstanding shares, amounting to 9.4% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
Goodwin, Proctor & Hoar LLP
Exchange Place
Boston, MA 02109











This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110